John Hancock Small Cap Core Fund Expense Example - Class A I R6 [Member] - John Hancock Small Cap Core Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 619
Expense Example, with Redemption, 3 Years	873
Expense Example, with Redemption, 5 Years	1,146
Expense Example, with Redemption, 10 Years	1,924
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	546
Expense Example, with Redemption, 10 Years	1,212
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	$ 1,083